Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands, shares in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 16, 2021	Feb. 08, 2021	Feb. 28, 2021	Sep. 30, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Loss on debt extinguishment				$ (7,257)	$ (7,203)
Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Floor interest rate		1.00%
Subsequent Event [Member] | Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Floor interest rate		1.00%
2019 Plan [Member] | Subsequent Event [Member] | Time-based Options [Member] | Employees [Member]
Subsequent Event [Line Items]
Stock issued during period additional options issued	1.1
2019 Plan [Member] | Subsequent Event [Member] | Performance/Market-based Restricted Stock Units [Member] | Employees [Member]
Subsequent Event [Line Items]
Stock issued during period shares	0.3
2021 Credit Agreement [Member]
Subsequent Event [Line Items]
Delayed draw term loans		$ 50,000
Debt instrument, maturity description		The Initial Term Loans, Delayed Draw Term Loans and Revolving Credit Loans are each scheduled to mature on the earlier of February 16, 2026 or six months prior to maturity of our Debentures (as defined below) due in December 2024. The Initial Term Loans and Delayed Draw Term Loans may be voluntarily repaid at any time but may be subject to a prepayment premium. The Initial Term Loans and Delayed Draw Term Loans are required to be repaid under certain circumstances, including with Excess Cash Flow (as defined in the 2021 Credit Agreement), the proceeds of an Asset Sale or Casualty Event (each as defined in the 2021 Credit Agreement) and the proceeds of certain refinancing indebtedness.
2021 Credit Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, net leverage ratio		7.00
2021 Credit Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, net leverage ratio		1.00
2021 Credit Agreement [Member] | Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Loans amortize rate		1.00%
2021 Credit Agreement [Member] | Adjusted Eurocurrency Rate [Member] | Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Loan variable interest rate		6.50%
2021 Credit Agreement [Member] | Base Rate [Member] | Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Loan variable interest rate		5.50%
2021 Credit Agreement [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Revolving credit loans		$ 40,000
2021 Credit Agreement [Member] | Revolving Credit Facility [Member] | Adjusted Eurocurrency Rate [Member]
Subsequent Event [Line Items]
Loan variable interest rate		4.00%
2021 Credit Agreement [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Loan variable interest rate		3.00%
2021 Credit Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Initial term loan borrowing		$ 300,000
Delayed draw term loans		$ 50,000
Debt instrument, maturity description		The Initial Term Loans, Delayed Draw Term Loans and Revolving Credit Loans are each scheduled to mature on the earlier of February 16, 2026 and or six months prior to maturity of our Debentures due in December 2024. The Initial Term Loans and Delayed Draw Term Loans may be voluntarily repaid at any time, but may be subject to a prepayment premium. The Initial Term Loans and Delayed Draw Term Loans are required to be repaid under certain circumstances, including with Excess Cash Flow (as defined in the 2021 Credit Agreement), the proceeds of an Asset Sale or Casualty Event (each as defined in the 2021 Credit Agreement) and the proceeds of certain refinancing indebtedness.
Debt instrument, closing fees		$ 8,000
Loss on debt extinguishment			$ (7,200)
2021 Credit Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, net leverage ratio		7.00
2021 Credit Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument, net leverage ratio		1.00
2021 Credit Agreement [Member] | Subsequent Event [Member] | Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Loans amortize rate		1.00%
2021 Credit Agreement [Member] | Subsequent Event [Member] | Adjusted Eurocurrency Rate [Member] | Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Loan variable interest rate		6.50%
2021 Credit Agreement [Member] | Subsequent Event [Member] | Base Rate [Member] | Term Loans and Delayed Draw Term Loans [Member]
Subsequent Event [Line Items]
Loan variable interest rate		5.50%
2021 Credit Agreement [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Revolving credit loans		$ 40,000
2021 Credit Agreement [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member] | Adjusted Eurocurrency Rate [Member]
Subsequent Event [Line Items]
Loan variable interest rate		4.00%
2021 Credit Agreement [Member] | Subsequent Event [Member] | Revolving Credit Facility [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Loan variable interest rate		3.00%